Pension and other postretirement benefits (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Pension and other postretirement benefits
Defined contribution rate based on a standard salary base	20.00%	20.00%
Defined contribution plan expense	$ 2,306	14,337	12,158	9,682